Share-Based Awards Plan - Option Activity (Detail) - iQIYI - 2010 and 2021 Equity Incentive Plan - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Number of shares options
Outstanding, December 31, 2021	341,665,534
Granted	174,961,521
Forfeited / Expired	(17,625,428)
Exercised	(19,530,525)
Outstanding, December 31, 2022	479,471,102	341,665,534
Vested and expected to vest at December 31, 2022	450,152,110
Exercisable at December 31, 2022	276,887,892
Weighted average exercise price (US$)
Outstanding, December 31, 2021	$ 0.49
Granted	0.11
Forfeited / Expired	0.26
Exercised	0.48
Outstanding, December 31, 2022	0.35	$ 0.49
Vested and expected to vest at December 31, 2022	0.37
Exercisable at December 31, 2022	$ 0.48
Weighted average remaining contractual life (Years)
Outstanding	7 years	7 years
Vested and expected to vest at December 31, 2022	7 years
Exercisable at December 31, 2022	5 years
Aggregate intrinsic value (US$ in millions)
Outstanding	$ 193	$ 57
Vested and expected to vest at December 31, 2022	174
Exercisable at December 31, 2022	$ 77